Schedule of finance costs (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Total finance costs	$ 137,437	$ 210,043
Loan [member]
IfrsStatementLineItems [Line Items]
Total finance costs	136,853	207,461
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Total finance costs	$ 584	$ 2,582